Fees and Expenses	Apr. 30, 2026
Ancora Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class S(3)
Management Fees	0.50%	0.50%
Distribution/Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.36%	0.35%
Class I Class S
Shareholder Service Fees 0.01% 0.00%
Remainder of Other Expenses 0.35% 0.35%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.87%	0.86%
Fee Waiver(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.87%	0.86%

(1)	These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

(2)	The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.285% for Class I shares and 1.00% for Class S shares. These fee waivers are expected to continue indefinitely but shall remain in effect until at least April 30, 2027 (subject to termination prior to such date only by a vote of the Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders). The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation. See “Fund Details – Investment Advisor” for details on this fee waiver agreement.

(3)	Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts. Class S shares were not offered prior to the date of this prospectus.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Ancora Income Fund	1 Year	3 Years	5 Years	10 Years
Class I Shares	$89	$278	$482	$1,073
Class S Shares	$88	$274	$477	$1,061

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its whole portfolio.

Portfolio Turnover, Rate	32.00%
Ancora/Thelen Small-Mid Cap
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class S
Management Fees	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.20%	0.19%
Class I Class S
Shareholder Service Fees 0.01% 0.00%
Remainder of Other Expenses 0.19% 0.19%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%
Total Annual Fund Operating Expenses	1.20%	1.19%
Fee Waiver(2)	0.00%	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.20%	1.00%

(1)	These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

(2)	The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.39% for Class I shares and 1.00% for Class S shares. These fee waivers are expected to continue indefinitely but shall remain in effect until at least April 30, 2027 (subject to termination prior to such date only by a vote of the Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders). The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation. See “Fund Details – Investment Advisor” for details on this fee waiver agreement.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Ancora/Thelen Small-Mid Cap Fund	1 Year	3 Years	5 Years	10 Years
Class I Shares	$122	$381	$660	$1,455
Class S Shares	$102	$359	$636	$1,426

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its whole portfolio.

Portfolio Turnover, Rate	95.00%
Ancora Dividend Value Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class S(3)
Management Fees	0.75%	0.75%
Distribution/Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.33%	0.32%
Class I Class S
Shareholder Service Fees 0.01% 0.00%
Remainder of Other Expenses 0.32% 0.32%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.09%	1.08%

Fee Waiver	(0.08%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.01%	0.[76]%

(1)	These fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

(2)	The Total Annual Fund Operating Expenses do not take into account the fee waiver arrangement between the Advisor and the Trust. Such parties have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.00% for Class I shares and 0.75% for Class S shares. These fee waivers are expected to continue indefinitely but shall remain in effect until at least April 30, 2027 (subject to termination prior to such date only by a vote of the Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund’s expenses, together with the amount recovered, do not exceed the applicable expense limitation. See Fund Details – Investment Advisor for details on this fee waiver agreement.

(3)	Other Expenses and Acquired Fund Fees and Expenses for Class S Shares are based on estimated amounts. Class S Shares were not offered prior to the date of this Prospectus.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Ancora Dividend Value Equity Fund	1 Year	3 Years	5 Years	10 Years
Class I Shares	$103	$339	$593	$1,322
Class S Shares	$78	$312	$564	$1,288

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its whole portfolio.

Portfolio Turnover, Rate	13.00%